INCOME TAX - Recognized tax losses and uncertain income tax positions (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
INCOME TAX
Unused tax losses	₽ 18,003	₽ 8,307
Uncertain income tax positions	₽ 906	₽ 756